19. LEASES (Details 3)	12 Months Ended
Dec. 31, 2019
Lease Liabilities @ 8.46% [Member]
LeasesLineItems [Line Items]
Contract Terms	1 year
Nominal rate	8.46%
Actual rate	4.97%
Lease Liabilities @ 9.49% [Member]
LeasesLineItems [Line Items]
Contract Terms	2 years
Nominal rate	9.49%
Actual rate	5.37%
Lease Liabilities @ 10.60% [Member]
LeasesLineItems [Line Items]
Contract Terms	3 years
Nominal rate	10.60%
Actual rate	6.28%
Lease Liabilities @ 11.43% [Member]
LeasesLineItems [Line Items]
Contract Terms	4 years
Nominal rate	11.43%
Actual rate	7.01%
Lease Liabilities @ 11.84% [Member]
LeasesLineItems [Line Items]
Contract Terms	5 years
Nominal rate	11.84%
Actual rate	7.28%
Lease Liabilities @ 12.13% [Member]
LeasesLineItems [Line Items]
Contract Terms	6 years
Nominal rate	12.13%
Actual rate	7.48%
Lease Liabilities @ 12.43% [Member]
LeasesLineItems [Line Items]
Contract Terms	8 years
Nominal rate	12.43%
Actual rate	7.67%
Lease Liabilities @ 12.51% [Member]
LeasesLineItems [Line Items]
Contract Terms	9 years
Nominal rate	12.51%
Actual rate	7.78%
Lease Liabilities @ 12.61% [Member]
LeasesLineItems [Line Items]
Contract Terms	10 years
Nominal rate	12.61%
Actual rate	7.84%
Lease Liabilities @ 12.68% [Member]
LeasesLineItems [Line Items]
Contract Terms	11 years
Nominal rate	12.68%
Actual rate	7.86%
Lease Liabilities @ 12.81% [Member]
LeasesLineItems [Line Items]
Contract Terms	13 years
Nominal rate	12.81%
Actual rate	7.93%
Lease Liabilities @ 12.86% [Member]
LeasesLineItems [Line Items]
Contract Terms	14 years
Nominal rate	12.86%
Actual rate	7.96%
Lease Liabilities @ 12.90% [Member]
LeasesLineItems [Line Items]
Contract Terms	15 years
Nominal rate	12.90%
Actual rate	7.97%
Lease Liabilities @ 13.01% [Member]
LeasesLineItems [Line Items]
Contract Terms	18 years
Nominal rate	13.01%
Actual rate	8.03%
Lease Liabilities @ 13.12% [Member]
LeasesLineItems [Line Items]
Contract Terms	20 years
Nominal rate	13.12%
Actual rate	8.12%